INVESTMENTS IN EQUITY ACCOUNTED INVESTEES - Investment Interest (Details) - CAD ($) $ in Millions		1 Months Ended	12 Months Ended
	Jun. 04, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020
Disclosure of joint ventures [line items]
Share of Profit (Loss) from Equity Investments			$ 281	$ (32)
Investments in equity accounted investees		$ 4,377	4,622	4,377
Impairment expense			$ 474	$ 1,776
Alliance
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)			50.00%	50.00%
Share of Profit (Loss) from Equity Investments			$ 111	$ 105
Investments in equity accounted investees		2,498	2,686	2,498
Aux Sable
Disclosure of joint ventures [line items]
Share of Profit (Loss) from Equity Investments			77	0
Investments in equity accounted investees		$ 401	$ 377	$ 401
Aux Sable | Minimum
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)			42.70%	42.70%
Aux Sable | Maximum
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)			50.00%	50.00%
Ruby Pipeline
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)		50.00%	50.00%
Share of Profit (Loss) from Equity Investments			$ 12	$ 122
Investments in equity accounted investees		$ 0		$ 0
Impairment expense			$ 8
Veresen Midstream
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)			45.00%	45.00%
Share of Profit (Loss) from Equity Investments			$ 77	$ 50
Investments in equity accounted investees		1,374	$ 1,349	$ 1,374
CKPC
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)			50.00%	50.00%
Share of Profit (Loss) from Equity Investments			$ 0	$ (314)
Investments in equity accounted investees		0		0
Impairment expense			$ 0	314
Cedar LNG
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)	49.90%		49.90%
Investments in equity accounted investees			$ 130
Other
Disclosure of joint ventures [line items]
Share of Profit (Loss) from Equity Investments			4	5
Investments in equity accounted investees		$ 104	$ 80	$ 104
Other | Minimum
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)			50.00%	50.00%
Other | Maximum
Disclosure of joint ventures [line items]
Ownership Interest at December 31 (percent)			75.00%	75.00%